Comparative information 2021 - Summary of Net Fair Value Change of Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Fair Value Change Of Derivatives [Line Items]
Total	€ (129)
IFRS4 and IAS39 [Member] | Previously Reported [Member]
Disclosure Of Net Fair Value Change Of Derivatives [Line Items]
Net fair value change on economic hedges where no hedge accounting is applied		€ (265)
Net fair value change on bifurcated embedded derivatives		1,023
Ineffective portion of hedge transactions to which hedge accounting is applied		4
Total		€ 761